Shareholder Report, Holdings (Details)	Jan. 31, 2025
PGIM Core Ultra Short Bond Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Ultra Short Bond Fund | A-1+/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
PGIM Core Ultra Short Bond Fund | A-1/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
PGIM INSTITUTIONAL MONEY MARKET FUND
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INSTITUTIONAL MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
PGIM INSTITUTIONAL MONEY MARKET FUND | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
PGIM INSTITUTIONAL MONEY MARKET FUND | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM INSTITUTIONAL MONEY MARKET FUND | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM INSTITUTIONAL MONEY MARKET FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM INSTITUTIONAL MONEY MARKET FUND | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM INSTITUTIONAL MONEY MARKET FUND | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM INSTITUTIONAL MONEY MARKET FUND | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM INSTITUTIONAL MONEY MARKET FUND | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets